Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Share Repurchases
The Board has authorized the repurchase of shares of common stock as follows:

	Shares Authorized to be Purchased January 1	Additional Shares Authorized for Purchase	Shares Purchased	Remaining Shares Authorized for Purchase December 31
2012	1,713,423	—	—	1,713,423
2013	1,713,423	286,577	—	2,000,000
2014	2,000,000	—	150,000	1,850,000

Schedule of Common Stock Outstanding Roll Forward
The following table summarizes the Company's common stock:

	Common Stock
	Shares Issued	Treasury Shares (a)	Outstanding Shares
Outstanding, January 1, 2012	111,931,267	31,454,097	80,477,170
Stock options exercised	38,900	—	38,900
Vested restricted stock units	45,898	14,677	31,221
Other stock grants	47,873	10,536	37,337
Outstanding, December 31, 2012	112,063,938	31,479,310	80,584,628
Stock options exercised	20,000	—	20,000
Vested restricted stock units	25,215	9,358	15,857
Stock appreciation rights exercised	2,713	521	2,192
Other stock grants	86,827	30,579	56,248
Outstanding, December 31, 2013	112,198,693	31,519,768	80,678,925
Vested restricted stock units	65,851	4,418	61,433
Stock appreciation rights exercised	9,213	2,985	6,228
Other stock grants	83,591	20,327	63,264
Treasury shares purchased	—	150,000	(150,000)
Outstanding, December 31, 2014	112,357,348	31,697,498	80,659,850

(a) The Company repurchases shares in connection with the issuance of shares under stock-based compensation programs.

Schedule of Earnings Per Share, Basic and Diluted
The following is a reconciliation of the average shares of common stock used to compute basic earnings per common share to the shares used to compute diluted earnings per common share as shown in the Consolidated Statements of Operations:

(In thousands, except per share data)	2014	2013	2012
Loss from continuing operations attributable to Harsco Corporation common stockholders	$(22,281)	$(231,356)	$(258,889)

Weighted-average shares outstanding—basic	80,884	80,755	80,632
Dilutive effect of stock-based compensation	—	—	—
Weighted-average shares outstanding—diluted	80,884	80,755	80,632
Loss from continuing operations per common share, attributable to Harsco Corporation common stockholders:
Basic	$(0.28)	$(2.86)	$(3.21)

Diluted	$(0.28)	$(2.86)	$(3.21)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following average outstanding stock-based compensation units were not included in the computation of diluted earnings per share because the effect was antidilutive:

(In thousands)	2014	2013	2012
Restricted stock units	301	265	148
Stock options	188	286	389
Stock appreciation rights	912	1,078	530
Performance share units	93	—	—
Other stock-based compensation units	—	101	317